Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000183992
Average Annual Return [Line Items]
Average Annual Return, Percent	7.52%	3.46%	4.63%
Without Sales Load [Member] | C000183993
Average Annual Return [Line Items]
Average Annual Return, Percent	7.36%	3.30%		5.42%
Without Sales Load [Member] | C000183994
Average Annual Return [Line Items]
Average Annual Return, Percent	7.68%	3.59%		5.73%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	1.74%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%		1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%		1.70%
ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.44%	4.36%	4.95%
ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.44%	4.36%		5.78%
ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.44%	4.36%		5.78%